Vessels and Equipment	6 Months Ended
Jun. 30, 2021
Vessels and Equipment
Vessels and Equipment

10) Vessels and Equipment

As of June 30, 2021 and December 2020, Vessels with a book value of $1,642 million and $1,709 million, respectively, are pledged as security held as a guarantee for the Partnership’s long-term debt. See Note 12—Long-term debt.

	Vessels &	Accumulated	Accumulated write
(U.S. Dollars in thousands)	equipment	depreciation	down	Net Vessels
Vessels, December 31, 2019	$2,129,012	$(451,524)	$—	$1,677,488
Additions	115,277	—	—	115,277
Drydock costs	5,764	—	—	5,764
Disposals	—	—	—	—
Depreciation for the year	—	(89,743)	—	(89,743)
Vessels, December 31, 2020	$2,250,053	$(541,267)	$—	$1,708,786
Additions (1)	6,748	—	—	6,748
Drydock costs	3,428	—	—	3,428
Disposals	(2,641)	2,641	—	—
Depreciation and write down for the period (2)	—	(47,515)	(29,421)	(76,936)
Vessels, June 30, 2021	$2,257,588	$(586,141)	$(29,421)	$1,642,026

(1)	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel.

(2)	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021, see Note 19 - Write-down of long-lived assets.

Drydocking activity for the year ended June 30, 2021 and December 31, 2020 is summarized as follows:

(U.S. Dollars in thousands)	At June 30, 2021	At December 31, 2020
Balance at the beginning of the year	$17,106	$18,523
Costs incurred for dry docking	3,428	2,724
Costs allocated to drydocking as part of acquisition of asset	—	3,040
Drydock amortization	(3,948)	(7,181)
Balance at the end of the year	$16,586	$17,106